Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000	1,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Class A Ordinary Shares
Ordinary shares subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption, shares issued	2,119,553	4,642,030	20,000,000
Ordinary shares subject to possible redemption, shares outstanding	2,119,553	4,642,030	20,000,000
Ordinary shares subject to possible redemption value per share (in Dollars per share)	$ 10.42	$ 10.16	$ 10
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	1,655,000	655,000	655,000
Ordinary shares, shares outstanding	1,655,000	655,000	655,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued	5,666,667	6,666,667	6,666,667
Ordinary shares, shares outstanding	5,666,667	6,666,667	6,666,667